Cover	Sep. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 09, 2022
Entity File Number	001-39202
Entity Registrant Name	ANNOVIS BIO, INC.
Entity Central Index Key	0001477845
Entity Tax Identification Number	26-2540421
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1055 Westlakes Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Berwyn
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19312
City Area Code	610
Local Phone Number	727-3913
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ANVS
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true